Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (1,421,272)	$ (2,559,865)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,018	1,974
Common stock issued for and to be issued for services	76,668	45,299
Common stock issued for compensation	24,485	6,250
Common stock warrants issued for services	0	47,263
Common stock issued for acquisition of technology	0	468,850
Financings issued in exchange for professional services	9,223	0
Non-cash interest expenses	768,131	1,302,984
(Gain) loss on extinguishment of debt	(40,621)	120,000
Changes in operating asset and liability account balances:
Accounts receivable	(6,674)	6,635
Prepaid expenses and other current assets	(3,500)	3,599
Right of use asset	1,934	0
Due to related party	0	7,938
Accrued interest	39,936	21,708
Accounts payable and accrued expenses	255,407	0
Lease liability	(1,643)
Total adjustments	1,125,364	2,032,500
Net cash used in operating activities	(295,908)	(527,365)
Cash flows from financing activities:
Proceeds from sale of common stock	150,000	100,000
Proceeds from notes payable	174,000	726,525
Payment of notes payable	(58,100)	(300,000)
Net cash provided by financing activities	265,900	526,525
Net decrease in cash	(30,008)	(840)
Cash at beginning of period	33,453	1,072
Cash at end of period	3,445	232
Supplemental Schedule of Cash Flow Information:
Cash paid for interest	25,775	26,050
Cash paid for income taxes	0	0
Supplemental Schedules of Noncash Investing and Financing Activities:
Establishment of ROU asset and lease liability	80,871	0
Issuance of common stock in connection with settlement of debt	105,000	220,000
Issuance of common stock in connection with promissory notes	160,425	954,603
Issuance of warrants in connection with the promissory notes	268,358	444,375
Common stock to be issued in prior year, issued during the year	$ 38,500	$ 30,500